Revenues - Summary of revenues statements of operations (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Revenues	$ 35,620,403	$ 19,408,005
Time charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	8,181,935	4,462,503
Voyage charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	25,186,729	14,087,390
Other Operating Income [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,251,739	$ 858,112